NOTE 5. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	December 31,
	2014	2013

Deposits for inventories	—	26
Temporary advances to employees	302	166
Prepaid rent	1,217	1,534
Prepaid other taxes	701	252
Prepaid fuel charges	17	30
Prepaid insurance	1,190	1,485
Other current assets	2,093	1,768
Total	$5,520	$5,261